Acquisitions and Divestitures - Purchase Price Allocation Table (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	[1]	$ 419,186	$ 418,587
Western Gas Partners, LP [Member] | Delaware Basin Midstream LLC [Member] | Level 3 Inputs [Member]
Business Acquisition [Line Items]
Current assets		60,888
Property, plant and equipment		467,171
Goodwill		284,749
Other intangible assets		811,048
Accounts payables		(18,621)
Accrued liabilities		(37,360)
Deferred income taxes		(1,342)
Asset retirement obligations and other		(9,060)
Total purchase price		$ 1,557,473

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.